ROYALTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about royalty interest [Table Text Block]
Balance as at December 31, 2015	$28,798,980
Adjusted for:
Acquisition	145,000
Depletion	(2,163,221)
Cumulative translation adjustments	(949,607)
Balance as at December 31, 2016	$25,831,152
Adjusted for:
Depletion	(2,282,276)
Cumulative translation adjustments	(1,605,133)
Balance as at December 31, 2017	$21,943,743
Adjusted for:
Depletion	(1,732,270)
Impairment of royalty interest	(7,256,340)
Cumulative translation adjustments	1,391,270
Balance as at December 31, 2018	$14,346,403